CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) $ in Millions		12 Months Ended
	Feb. 14, 2018 item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Oct. 02, 2018	Mar. 19, 2018
Property, plant and equipment
Balance, beginning of period		$ 4,887.2
Impairment, net of reversals			$ (21.5)
Capitalized interest		41.5	25.1
Balance, end of period		5,519.1	4,887.2
Amount included above as at December 31, 2016:
Assets under construction		783.5	650.6
Assets not being depreciated		$ 1,316.8	$ 1,081.6
Capitalized interest, weighted average borrowing rate		5.62%	5.54%
Bald Mountain Exploration LLC
Amount included above as at December 31, 2016:
Percentage of equity interest acquired				50.00%
Brazil
Property, plant and equipment
Balance, beginning of period		$ 1,383.1
Balance, end of period		$ 1,585.5	$ 1,383.1
Phase 7 concessions | Compania Minera Mantos de Oro ("MDO")
Amount included above as at December 31, 2016:
Percentage of equity interest acquired		50.00%			50.00%
Subsidiary of Gerdau SA | Brazil | Bald Mountain Exploration LLC
Amount included above as at December 31, 2016:
Number of hydroelectric power plants acquired | item		2
Subsidiary of Gerdau SA | Brazil | Kinross Brasil Mineracao S.A. ("KBM")
Amount included above as at December 31, 2016:
Number of hydroelectric power plants acquired | item	2
Bald Mountain Exploration LLC | Bald Mountain Exploration LLC
Amount included above as at December 31, 2016:
Percentage of equity interest acquired		50.00%
Bald Mountain Exploration LLC | KG Mining (Bald Mountain) Inc.
Amount included above as at December 31, 2016:
Percentage of equity interest acquired				50.00%
Cost
Property, plant and equipment
Balance, beginning of period		$ 16,701.7	15,925.8
Additions		1,086.5	925.4
Acquisitions		339.9
Capitalized interest		41.5	25.1
Disposals		(157.7)	(177.7)
Other		2.3	3.1
Balance, end of period		18,014.2	16,701.7
Accumulated depreciation, depletion, amortization
Property, plant and equipment
Balance, beginning of period		(11,814.5)
Depreciation, depletion and amortization		(825.5)
Disposals		146.4
Other		(1.5)
Balance, end of period		(12,495.1)	(11,814.5)
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(11,814.5)	(11,008.2)
Depreciation, depletion and amortization			(900.8)
Impairment, net of reversals			(21.5)
Disposals			118.0
Other			(2.0)
Balance, end of period			(11,814.5)
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period		3,066.3
Balance, end of period		3,482.1	3,066.3
Amount included above as at December 31, 2016:
Assets under construction		495.0	534.2
Assets not being depreciated		719.1	723.3
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period		8,374.7	7,791.3
Additions		629.4	626.9
Acquisitions		274.8
Capitalized interest		23.8	13.8
Disposals		(115.7)	(44.5)
Other		(2.8)	(12.8)
Balance, end of period		9,184.2	8,374.7
Land, plant and equipment | Accumulated depreciation, depletion, amortization
Property, plant and equipment
Balance, beginning of period		(5,308.4)
Depreciation, depletion and amortization		(508.5)
Disposals		106.5
Other		8.3
Balance, end of period		(5,702.1)	(5,308.4)
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(5,308.4)	(5,076.4)
Depreciation, depletion and amortization			(529.3)
Impairment, net of reversals			260.9
Disposals			38.8
Other			(2.4)
Balance, end of period			(5,308.4)
Development and operating properties
Property, plant and equipment
Balance, beginning of period		1,805.4
Balance, end of period		2,023.6	1,805.4
Amount included above as at December 31, 2016:
Assets under construction		288.5	116.4
Assets not being depreciated		584.3	342.8
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period		8,311.5	7,970.2
Additions		457.1	298.5
Acquisitions		65.1
Capitalized interest		17.7	11.3
Disposals		(39.9)
Other		5.1	31.5
Balance, end of period		8,816.6	8,311.5
Development and operating properties | Accumulated depreciation, depletion, amortization
Property, plant and equipment
Balance, beginning of period		(6,506.1)
Depreciation, depletion and amortization		(317.0)
Disposals		39.9
Other		(9.8)
Balance, end of period		(6,793.0)	(6,506.1)
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(6,506.1)	(5,852.4)
Depreciation, depletion and amortization			(371.5)
Impairment, net of reversals			(282.4)
Other			0.2
Balance, end of period			(6,506.1)
Pre-development properties
Property, plant and equipment
Balance, beginning of period		15.5
Balance, end of period		13.4	15.5
Amount included above as at December 31, 2016:
Assets not being depreciated		13.4	15.5
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period		15.5	164.3
Disposals		(2.1)	(133.2)
Other			(15.6)
Balance, end of period		13.4	15.5
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period			(79.4)
Disposals			79.2
Other			0.2
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period		164.4
Acquisitions		65.1	0.0
Transferred to capitalized development		0.0	0.2
Disposals		(2.0)	(54.1)
Balance, end of period		230.7	164.4
Amount included above as at December 31, 2016:
Exploration and evaluation expenses, capitalised		3.1	1.9
Exploration and evaluation expenses		$ 11.5	$ 6.7